OTHER OPERATING (EXPENSE) / INCOME	12 Months Ended
Dec. 31, 2024
Disclosure of other operating income [Abstract]
OTHER OPERATING (EXPENSE) / INCOME
4.	OTHER OPERATING (EXPENSE) / INCOME

	December 31, 2024 US$‘000	December 31, 2023 US$‘000	December 31, 2022 US$‘000
Other income	40	138	-
Rental income from premises	-	3	3
Government supports	(1,827)	-	7
Government grants	-	-	333

	(1,787)	141	343

The other income for year ended December 31, 2024 relates to income from a transition services agreement with the acquirers of Fitzgerald Industries for the provision of bookkeeping and I.T. services.

In October 2024, the Company was notified that it is the subject of a U.S. Department of Justice (DOJ) investigation relating to second-round Paycheck Protection Program (PPP) loans received by certain U.S. subsidiaries. At year-end, a payable of US$2,165,000 was recognised, covering the US$1,827,000 in loans and estimated interest of US$338,000. As the original loan income was recognised in other operating income, the reversal to the extent of the loan to be repaid has been recorded as a corresponding charge to other operating (expense)/income, noted as “Government supports”. The interest costs incidental to the loan repayment has been charged to finance costs.